Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and Other Payables
1 2	TRADE AND OTHER PAYABLES

	2021	2022
	RM	RM	USD
Trade payable s	270,659	139,102	31,596
Accruals	482,226	7,965,442	1,809,300
Sundry payables	973,518	2,303,774	523,287
Total	1,726,403	10,408,318	2,364,183

Accruals consist mainly of staff salaries and sundry payables consist mainly of audit fees, secretarial fees and other professional fees.

The above balances that are not denominat
e
d in the functional currency are as follows:

	2021	2022
	RM	RM

United States dollar	62,490	6,008,843